TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
TRADE RECEIVABLES
NOTE 7 –  TRADE RECEIVABLES

(a)	Composition:

	New Israeli Shekels
	December 31,
	2019	2020
	In millions
Trade (current and non-current)	1,061	963
Deferred interest income (note 2(n))	(25)	(23)
Allowance for credit loss	(162)	(148)
	874	792
Current	624	560
Non – current	250	232

Non-current trade receivables bear no interest. These balances are in respect of equipment sold in installments (13-36 monthly payments (mainly 36)). The amount is computed on the basis of the interest rate relevant at the date of the transaction (2019: 4.00% - 4.66%) (2020: 2.97% - 5.07%).

See also note 2(j).

(b)	Impairment of financial assets:

The changes in the allowance for credit losses for the years ended December 31, 2018, 2019 and 2020 are as follows:

	New Israeli Shekels
	Year ended
	2018	2019	2020
	In millions
Balance at beginning of year	193	188	162
Receivables written-off during the year as
uncollectible	(35)	(44)	(37)
Charge or expense during the year*	30	18	23
Balance at end of year	188	162	148

(*) Equivalent to net impairment losses on financial and contract assets, as presented in the statement of income as credit losses.

See note 6(a)(3) regarding trade receivables credit risk.

Allowance for credit losses resulting from services provided under operating lease are not separately disclosed due to immateriality.

The estimate for expected credit losses from customers was considered using forward-looking information (including macro-economic information). Forward-looking information included additional downside scenarios related to the spread of COVID-19: considering increased risk of credit to customers in certain industries most harmed by the slowdown. A general increased provision was recorded in respect of the population as a whole, and a second provision was recorded in the amount of the expected loss based on an average of the impact of the different scenarios assumed. As a result the company increased its provision for expected credit losses in an immaterial amount.

The aging of gross trade receivables and their respective allowance for credit losses as at December 31, 2019 and 2020 were as follows:

	New Israeli Shekels			New Israeli Shekels
	December 31, 2019			December 31, 2020
	In millions			In millions
	Average expected loss rate	Gross	Allowance	Average expected loss rate	Gross	Allowance
Not passed due	2%	860	20	5%	831	45
Less than one year	54%	107	58	59%	60	36
More than one year	89%	94	84	94%	72	67
		1,061	162		963	148